UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2012

1.800354.108

SFB-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.3%
	Principal Amount	Value
Alabama - 0.5%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 7,500,000	$ 7,512,375
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	896,984
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,990
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,073,590
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,160,500
		11,752,439
Arizona - 2.8%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,160,720
5.25% 10/1/20 (FSA Insured)	2,600,000	3,054,012
5.25% 10/1/23 (FSA Insured)	5,000,000	5,735,300
5.25% 10/1/26 (FSA Insured)	1,000,000	1,125,150
5.25% 10/1/28 (FSA Insured)	500,000	558,050
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,118,660
Series 2007 B, 1.124% 1/1/37 (c)	1,000,000	715,530
Series 2008 A, 5% 1/1/14	1,220,000	1,303,948
Series 2008 D, 5.5% 1/1/38	3,400,000	3,680,942
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,808,750
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,083,530
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,048,103
7% 7/1/33	2,000,000	2,169,720
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,106,320
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,261,820
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,722,692
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,130,290
5% 7/1/17	1,755,000	2,014,705
5% 7/1/18	1,695,000	1,928,859
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,301,928
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,160,236
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	5,315,700
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,599,180
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,402,444
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,156,310
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,731,450
5.5% 12/1/29	2,100,000	2,302,041
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	305,420
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,103,420
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,056,170
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,363,102
		64,524,502
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity)	1,415,000	1,414,533
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,257,520
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,518,887
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18 (b)	2,000,000	2,420,680
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources: - continued
(Central Valley Proj.):
Series AM, 5% 12/1/20 (b)	$ 3,000,000	$ 3,582,870
Series AI:
5% 12/1/16	5,800,000	6,927,404
5% 12/1/19	4,000,000	5,097,840
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,447,738
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,716,031
5.25% 7/1/13 (Escrowed to Maturity)	680,000	719,311
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	760,234
Series A, 5% 7/1/18	2,400,000	2,916,168
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,228,155
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,057
5% 9/1/12	1,000,000	1,015,210
5% 10/1/12	4,400,000	4,483,952
5% 8/1/20	2,745,000	3,110,579
5% 11/1/21	2,430,000	2,585,812
5% 10/1/22	1,500,000	1,724,850
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,265,341
5% 12/1/22	7,810,000	9,000,556
5% 11/1/24	3,000,000	3,395,970
5% 3/1/26	1,000,000	1,082,320
5% 6/1/26	1,085,000	1,159,529
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	262,311
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	240,000	248,527
5% 3/1/31	1,700,000	1,813,135
5% 9/1/31	1,200,000	1,289,616
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	628,308
5% 9/1/32	1,400,000	1,500,450
5% 9/1/33	2,900,000	3,105,639
5% 9/1/35	450,000	477,797
5.125% 11/1/24	400,000	425,896
5.25% 2/1/16	500,000	530,525
5.25% 9/1/23	8,500,000	10,160,283
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	411,780
5.25% 2/1/28	500,000	523,590
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	$ 1,200,000	$ 1,244,868
5.25% 12/1/33	35,000	36,682
5.25% 4/1/35	4,300,000	4,837,242
5.25% 3/1/38	2,525,000	2,717,380
5.25% 11/1/40	1,100,000	1,204,005
5.5% 8/1/27	3,200,000	3,669,984
5.5% 8/1/29	4,300,000	4,863,343
5.5% 4/1/30	5,000	5,304
5.5% 11/1/33	2,200,000	2,314,818
5.5% 3/1/40	600,000	665,046
5.6% 3/1/36	300,000	338,850
6% 3/1/33	5,850,000	6,887,322
6% 4/1/38	3,100,000	3,582,298
6% 11/1/39	11,280,000	13,189,704
6.5% 4/1/33	5,050,000	6,184,533
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,206,066
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,815,000	1,999,005
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,058,170
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	60,167
6.5% 10/1/38	2,155,000	2,603,025
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,615,920
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,421,086
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,950,696
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,245,456
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,699,952
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,085,480
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,975,095
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	$ 2,000,000	$ 2,328,240
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,743,400
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	6,500,000	7,287,280
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,592,808
5% 12/1/23	2,600,000	2,917,226
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,077,910
Series 2005 H, 5% 6/1/18	1,000,000	1,086,600
Series 2005 K, 5% 11/1/16	1,300,000	1,447,758
Series 2009 G1, 5.75% 10/1/30	835,000	940,427
Series 2009 I:
6.125% 11/1/29	500,000	583,355
6.375% 11/1/34	1,400,000	1,618,386
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,867,429
5.75% 11/1/27	5,600,000	6,443,136
6% 11/1/40	5,400,000	6,195,096
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,582,817
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,537,254
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,089,443
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,195,652
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,119,478
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	183,964
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,212
5.75% 1/15/40	300,000	299,985
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,069,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2005 A:
5% 6/1/45	$ 3,800,000	$ 3,838,684
5% 6/1/45	1,000,000	1,010,180
5% 6/1/45 (FSA Insured)	65,000	65,402
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,602,944
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,672,126
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,099,200
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	669,120
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24 (b)	2,000,000	2,245,800
5% 3/1/25 (b)	1,000,000	1,107,110
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,389,060
Series 2011 A1, 5% 7/1/21	10,000,000	12,200,100
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,256,807
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,679,200
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,049,940
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,552,455
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,230,197
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	1,004,357
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,135,290
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,624,905
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,543,855
5% 5/1/24	1,510,000	1,705,364
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,137,950
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Gen. Oblig.: - continued
Series 2012, 5% 1/15/27	$ 4,865,000	$ 5,477,990
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,310,332
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,417,480
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	487,890
Series B:
0% 8/1/33	4,350,000	1,533,027
0% 8/1/39	7,220,000	1,754,749
0% 8/1/40	1,100,000	253,121
0% 8/1/41	4,900,000	1,067,318
0% 8/1/37	8,000,000	2,173,040
0% 8/1/38	4,225,000	1,084,346
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,322,150
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28 (b)	4,475,000	5,167,417
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	832,580
6.5% 8/1/27	1,315,000	1,607,075
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,066,220
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	928,440
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,332,670
San Diego Unified School District Series 2008 C:
0% 7/1/34	1,100,000	349,591
0% 7/1/36	10,050,000	2,793,297
0% 7/1/37	5,105,000	1,326,024
0% 7/1/39	3,500,000	810,285
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,033,494
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,596,819
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	2,004,963
San Marcos Unified School District Series A, 5% 8/1/38	1,700,000	1,842,494
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	$ 2,795,000	$ 3,285,271
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,829,700
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	753,050
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	903,431
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	761,026
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,000,022
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,270
Series 2009 O:
5.25% 5/15/39	1,000,000	1,105,630
5.75% 5/15/30	5,700,000	6,722,808
5.75% 5/15/34	3,060,000	3,549,998
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,938,221
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	593,791
Series 2009 A:
5.125% 7/1/17	200,000	224,544
5.25% 7/1/18	175,000	199,633
5.5% 7/1/19	390,000	450,493
6% 7/1/29	1,000,000	1,140,100
Series 2010 A, 5.25% 7/1/30	1,900,000	2,051,525
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,341,144
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	615,180
		401,876,159
Colorado - 1.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,399,294
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000,000	$ 1,162,830
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,683,760
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,492,630
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,191,160
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,772,792
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/13	710,000	718,825
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,825,038
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,074,330
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,383,545
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,045,240
Series 2010 A, 0% 9/1/41	3,400,000	597,074
Series 2010 C, 5.375% 9/1/26	1,000,000	1,078,150
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,516,238
		21,940,906
District Of Columbia - 1.0%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,654,534
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	998,970
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,713,600
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,607,220
Series B, 4.75% 6/1/32	800,000	835,424
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 4,700,000	$ 5,277,724
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,166,784
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,338,181
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,212,200
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,200,859
		23,005,496
Florida - 8.3%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,071,200
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,601,350
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,135,030
Series 2012 A, 5% 7/1/24 (b)	8,830,000	10,034,854
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,504,831
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,582,450
Series 2011 A1, 5% 6/1/20	1,000,000	1,128,730
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	9,144,320
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	516,230
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,259,545
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2002 D, 5.375% 6/1/18	900,000	903,636
Series 2006 E, 5% 6/1/35	3,825,000	4,220,582
Series 2011 E, 5% 6/1/24	2,385,000	2,888,068
Series A, 5.5% 6/1/38	700,000	797,370
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	103,741
Series 2008 A, 5.375% 7/1/26	5,675,000	6,600,082
Series 2008 A, 5.25% 7/1/37	1,000,000	1,109,290
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,168,170
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	$ 1,705,000	$ 1,724,352
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	819,357
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	557,316
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	349,655
Series 2005 B:
5% 11/15/30	970,000	1,021,914
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	149,033
Series 2005 C, 5% 11/15/31	1,180,000	1,235,130
Series 2006 G:
5% 11/15/16	95,000	109,339
5% 11/15/16 (Escrowed to Maturity)	5,000	5,894
5.125% 11/15/18	965,000	1,104,529
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,452
Series 2008 B, 6% 11/15/37	5,000,000	5,700,600
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,820,123
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,680,000	4,835,844
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,147,805
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	960,269
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,775,701
Series 2009 B:
5% 10/1/18	1,600,000	1,706,032
5% 10/1/19	6,005,000	6,380,673
Series 2012 A, 4% 10/1/23	2,335,000	2,543,049
Series Three 2010 D, 5% 10/1/38	2,800,000	3,085,936
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,542,298
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,649,190
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,678,246
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Series 2010 A1:
5.5% 10/1/30	$ 1,000,000	$ 1,125,980
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,918,872
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,529,150
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,462,954
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,039,210
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,685,970
Series 2011 B, 5.625% 5/1/31	2,195,000	2,446,437
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,404,960
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,450,016
5.75% 10/1/43	1,000,000	1,075,820
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,822,725
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,200,000	2,269,432
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,114,370
Series 2009 B, 5% 10/1/33	6,200,000	6,923,540
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,679,650
Series 2011, 5% 10/1/24	4,000,000	4,730,800
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,741,622
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,590,490
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,491,420
5% 7/1/17	4,385,000	5,054,809
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	227,514
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	$ 2,375,000	$ 2,603,689
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,370,035
		189,472,681
Georgia - 1.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,225,160
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,829,917
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,133,013
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,369,707
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,453,670
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,112,120
5.25% 10/1/41	1,900,000	2,094,066
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	3,022,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,438,755
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,804,080
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,631,691
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,077,930
		43,193,009
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,235,426
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,501,410
		9,736,836
Illinois - 12.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	795,789
Chicago Board of Ed. Series 2011A, 5.5% 12/1/39	2,700,000	3,049,353
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (FGIC Insured)	$ 1,700,000	$ 860,302
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,874,128
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	8,761,535
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,895,734
5.25% 1/1/29 (FSA Insured)	210,000	218,843
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,070,616
Series 2007 A, 5% 1/1/37	10,000,000	10,481,600
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,831,983
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,108,848
Series 2011 A, 5% 1/1/40	4,125,000	4,383,844
Series A, 5.5% 1/1/17	1,480,000	1,743,322
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,034,660
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,330,932
Series 2011 C, 6.5% 1/1/41	6,500,000	7,763,275
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,372,433
5.25% 1/1/40	1,300,000	1,464,515
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,085,820
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,322,328
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,095,040
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,506,908
5.25% 11/1/38	9,150,000	9,956,573
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	510,260
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	324,120
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,171,840
Series 2010 A, 5.25% 11/15/33	13,180,000	14,470,849
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Des Plaines Pub. Library District 5.5% 1/1/30	$ 4,210,000	$ 4,881,706
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	3,175,000	3,287,776
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,523,242
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	551,554
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	579,389
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,147,024
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,030
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,602,872
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,303,555
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,575,072
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,285,388
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,029,599
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,208,360
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,204,837
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,956,744
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,248,932
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,428,950
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	5,160,000	6,551,136
Series 2010 A, 6% 5/1/28	5,300,000	5,942,148
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,739,369
Series 2009 D, 6.625% 11/1/39	2,300,000	2,739,369
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,982,230
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	4,800,000	4,926,912
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,091,510
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,711,119
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,417,569
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,076,498
Series 2008 A, 5.625% 1/1/37	5,630,000	5,891,514
Series 2009:
6.875% 8/15/38	150,000	169,418
7% 8/15/44	540,000	610,470
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,810
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	2,023,386
Series 2004 A, 5% 3/1/34	5,700,000	5,900,013
Series 2006:
5% 1/1/19	1,500,000	1,682,745
5.5% 1/1/31	1,000,000	1,158,460
Series 2009 A, 3.5% 9/1/13	1,500,000	1,552,155
Series 2010:
5% 1/1/14	2,000,000	2,129,720
5% 1/1/23 (FSA Insured)	2,100,000	2,304,057
Series 2012:
5% 3/1/23	1,500,000	1,663,275
5% 3/1/36	1,000,000	1,050,660
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,304,838
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,055,980
5.25% 5/15/32 (FSA Insured)	590,000	623,028
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,723,760
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,000,680
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,908,050
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	$ 3,000,000	$ 3,134,370
Series 2010, 5% 6/15/15	4,300,000	4,857,624
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	873,279
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,781,468
0% 11/1/20 (FSA Insured)	3,850,000	2,884,035
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	3,345,092
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	882,190
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,140,210
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	248,508
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	753,774
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,498,550
Lake County Forest Preservation District Series 2007 A, 0.667% 12/15/13 (c)	855,000	855,487
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,071,560
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,116,280
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,443,264
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,421,490
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	2,958,862
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,797,759
Series 2010 B1:
0% 6/15/43 (FSA Insured)	14,500,000	2,631,750
0% 6/15/45 (FSA Insured)	9,500,000	1,540,235
0% 6/15/47 (FSA Insured)	3,800,000	550,088
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,839,251
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,365,000	$ 3,138,334
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,081,797
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,022,740
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,546,875
Series 2009 A, 5.75% 4/1/38	4,870,000	5,379,986
Series 2010 A:
5% 4/1/25	1,700,000	1,909,797
5.25% 4/1/30	1,020,000	1,131,976
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	583,558
0% 11/1/14 (FSA Insured)	505,000	488,335
0% 11/1/16 (Escrowed to Maturity)	420,000	399,617
0% 11/1/16 (FSA Insured)	1,280,000	1,171,533
0% 11/1/18 (Escrowed to Maturity)	945,000	855,934
0% 11/1/18 (FSA Insured)	4,085,000	3,460,730
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,129,563
0% 11/1/19 (FSA Insured)	8,310,000	6,711,987
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,499,921
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,574,184
		291,133,352
Indiana - 2.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,474,380
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,114,440
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,708,976
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,998,749
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,660
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,911,425
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	$ 1,700,000	$ 1,837,581
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,681,296
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,605,350
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,624,144
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,815,316
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	962,456
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/26	1,000,000	1,173,410
Series 2011 B, 5% 10/1/41	2,000,000	2,170,200
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	893,050
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,510
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,148,434
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,994,588
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,930
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,682,144
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,411,869
5% 7/1/35	1,000,000	1,123,190
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	773,563
		52,463,661
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	713,265
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev.: - continued
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	$ 1,000,000	$ 1,052,840
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	562,588
5.25% 7/1/15	200,000	223,462
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	434,952
5% 11/15/17	1,000,000	1,135,070
		4,122,177
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,332,829
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,458,790
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,690,129
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,671,750
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	10,625,000	13,473,775
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	537,020
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,155,340
		27,319,633
Louisiana - 0.4%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	580,204
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,610,985
5.5% 6/1/41 (FGIC Insured)	4,770,000	5,109,290
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,063,530
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	620,000	622,486
		8,986,495
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,013,102
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,104,710
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,190,084
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,632,495
		5,940,391
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,054,850
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	721,262
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,814,896
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	782,118
6% 1/1/38	4,200,000	4,513,656
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,161,886
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,579,914
		11,628,582
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,132,230
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,175,636
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,225,422
Series 2007 A, 0.936% 5/1/37 (c)	1,000,000	803,290
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	$ 1,000,000	$ 1,045,830
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,360,750
5% 8/15/24	5,000,000	5,592,650
5% 8/15/30	2,500,000	2,766,525
Series 2007 A:
4.5% 8/15/35	1,475,000	1,554,989
5% 8/15/22 (AMBAC Insured)	2,890,000	3,381,040
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,244,102
		24,282,464
Michigan - 3.2%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,400,000
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,755,990
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,805,440
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,477,692
Series 2006, 5% 7/1/36	2,300,000	2,302,415
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,103,612
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,370
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,920,840
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,717,290
7% 7/1/36 (FSA Insured)	1,400,000	1,672,664
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,478,378
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,483,164
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,187,307
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	$ 1,200,000	$ 1,325,844
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,146,260
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	857,672
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,576,068
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	1,000,000	1,122,360
Series IA, 5.5% 10/15/45	2,000,000	2,259,300
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,140,258
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,202,820
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,527,068
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,221,595
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,003,350
Series 2009, 5% 10/1/26	4,165,000	4,846,977
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,678,825
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,915,764
5% 5/1/23 (FSA Insured)	5,275,000	5,908,211
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,151,883
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,729,508
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,573,770
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,305,469
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,102,420
		73,983,584
Minnesota - 1.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,932,499
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	$ 3,450,000	$ 3,573,441
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	2,850,000	2,951,973
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,042,750
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,902,862
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,177,670
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,350,620
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,475,773
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	722,477
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,239,018
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,432,907
Series 2009, 5.75% 7/1/39	6,690,000	7,359,870
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,033,330
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	500,000	570,580
		38,765,770
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,640,775
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,126,670
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	127,918
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.: - continued
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	$ 875,000	$ 903,333
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	986,220
		3,144,141
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,210,909
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,212,460
		6,423,369
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.827% 12/1/17 (c)	1,000,000	848,690
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,170,653
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,060,860
		5,080,203
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,592,878
5.625% 7/1/32	10,730,000	12,388,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	500,000	514,660
Series 2011 C, 5% 6/1/24	1,900,000	2,206,527
		16,702,065
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,085,078
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	330,000	334,201
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	$ 1,000,000	$ 1,008,470
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	1,300,000	1,512,069
5% 10/1/19	2,890,000	3,508,778
		9,448,596
New Jersey - 1.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	710,250
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,392,600
5.125% 6/15/24	1,500,000	1,681,410
5.25% 6/15/28	1,000,000	1,092,240
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	650,076
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,140
5.25% 3/1/23	1,000,000	1,101,370
5.25% 3/1/25	800,000	876,440
5.25% 3/1/26	600,000	655,416
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,886,950
Series 2011 EE, 5% 9/1/20	4,650,000	5,565,306
Series 2012, 5% 6/15/21	1,600,000	1,827,472
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,430,000	1,505,390
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,548,391
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	1,500,000	1,587,585
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	489,456
Series 2008 A, 0% 12/15/35	24,090,000	7,150,153
		35,833,645
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,519,780
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 600,000	$ 632,940
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,551,606
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	2,225,000	2,465,945
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	525,000	581,852
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	3,400,000	3,847,576
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,083,000
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	776,328
Series 2005 G, 5% 8/1/15	2,800,000	3,180,688
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,540,010
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,174,530
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,190,900
Series 2012 F, 5% 8/1/24	12,000,000	14,453,160
Series 2012 G1, 5% 4/1/27	6,900,000	8,094,804
Series F-1, 5% 9/1/25	3,000,000	3,324,060
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,129,007
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,030,930
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,034,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	200,956
Series 2003 E, 5% 6/15/34	1,200,000	1,247,412
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,129,912
Series 2009 A, 5.75% 6/15/40	5,400,000	6,392,898
Series 2009 CC, 5% 6/15/34	3,585,000	3,897,182
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,685,110
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,435,472
Series 2011 EE, 5.375% 6/15/43	18,465,000	21,005,784
Series 2012 AA, 5% 6/15/44	1,300,000	1,422,343
Series 2012 CC, 5% 6/15/45	1,300,000	1,429,025
Series 2012 EE, 5.25% 6/15/30	10,300,000	12,180,677
Series GG, 5% 6/15/43	2,300,000	2,518,316
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	$ 6,415,000	$ 7,480,275
6% 7/15/38	13,000,000	14,984,190
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,041,356
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,329,324
5.75% 1/15/39	2,500,000	2,814,150
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,340,502
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	4,195,000	4,344,594
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	5,000	5,291
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,051,850
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,717,440
4% 5/15/22	5,000,000	5,719,150
5% 5/15/23	2,000,000	2,447,220
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	4,062,485
Series 2007 A, 5% 3/15/32	3,900,000	4,228,536
Series 2008 B, 5.75% 3/15/36	5,500,000	6,380,275
Series 2009 A, 5% 2/15/34	1,750,000	1,933,890
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	560,000	577,147
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,518,054
Series 2007 A, 5% 7/1/14	1,000,000	1,087,320
Series 2007 B, 5.25% 7/1/24	400,000	438,508
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (c)	3,900,000	3,906,552
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,200
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,669,300
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,147,685
Series 2008 A, 5.25% 11/15/36	4,600,000	4,944,218
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 C, 6.5% 11/15/28	$ 3,600,000	$ 4,559,760
Series 2011 A, 5% 11/15/41	3,000,000	3,235,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,104,660
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,109,760
Series 2007 H:
5% 1/1/25	4,000,000	4,536,000
5% 1/1/26	2,500,000	2,788,775
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,373,940
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,153,916
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	775,000	783,176
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,514,096
Series 2003 B, 5.5% 6/1/18	2,640,000	2,650,718
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,161,380
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,055,350
5.5% 6/1/21	4,060,000	4,272,947
5.5% 6/1/22	1,100,000	1,157,816
Series 2011:
5% 6/1/17	4,000,000	4,686,240
5% 6/1/17	3,600,000	4,217,616
		246,234,985
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,981,242
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,194,900
5% 7/1/22	1,965,000	2,320,803
5% 7/1/23	2,075,000	2,427,356
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,185,857
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,337,604
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev.: - continued
Series 2012, 5% 11/1/41	$ 1,250,000	$ 1,307,038
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	3,954,096
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,147,590
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,991,864
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,093,360
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,209,575
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,651,905
		25,803,190
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,596,330
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,776,070
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,943,164
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,115,438
		8,431,002
Ohio - 0.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,614,300
5% 6/1/17	1,755,000	1,893,382
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,292,010
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,251,117
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,642,825
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,310,438
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,548,480
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 35,128
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,511,232
		18,098,912
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,280
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,383,980
5.5% 8/15/22	2,400,000	2,813,112
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,795,839
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,404,138
		15,520,349
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (c)	8,000,000	8,061,040
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,851,588
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,230,429
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	664,068
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,236,880
		14,044,005
Pennsylvania - 1.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,634,912
Series B, 5% 6/15/15	2,000,000	2,243,560
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,172,510
5% 8/15/20	3,000,000	3,524,850
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,327,452
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	$ 1,000,000	$ 1,014,680
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	225,000	275,240
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	275,000	350,158
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,232
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	838,586
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	515,400
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	152,760
Ninth Series, 5.25% 8/1/40	3,800,000	3,959,676
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,147,817
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,734,675
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,140,380
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	318,690
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,184,050
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,975,975
		28,001,603
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,536,585
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	874,512
5.75%, tender 7/1/17 (c)	1,500,000	1,657,275
Series N, 5.5% 7/1/22	1,300,000	1,400,724
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	466,512
		5,935,608
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	$ 1,000,000	$ 1,089,710
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,515,722
		2,605,432
South Carolina - 1.6%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,790,000	1,809,064
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,695,951
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,106,330
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,097,780
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,133,410
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,130,811
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,885,108
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15 (b)	3,220,000	3,598,543
5% 12/1/18 (b)	7,000,000	8,288,350
Series 2012 D, 5% 12/1/43	6,500,000	7,142,135
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,029,562
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,766,967
		36,684,011
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,056,340
5% 12/15/15	2,525,000	2,748,311
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity)	2,125,000	2,139,493
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B: - continued
6.25% 7/1/13 (Escrowed to Maturity)	$ 2,255,000	$ 2,369,734
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,653,495
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,886,184
		11,853,557
Texas - 9.0%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,180,880
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,812,570
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,107,060
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,105,150
5.25% 2/15/42	3,255,000	3,588,084
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,176,177
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,907,474
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,458,693
5.375% 5/1/19 (FSA Insured)	215,000	215,692
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	25,000	25,945
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,126,130
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,841,125
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,158,675
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	5,047,827
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	562,320
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,187,730
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,683,585
Series A, 5% 11/1/42	5,200,000	5,532,852
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Independent School District Series 2008, 6.375% 2/15/34	$ 500,000	$ 618,275
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,356,790
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,027,880
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (f)	1,035,000	1,051,136
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,116,900
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,059,312
Granbury Independent School District 0% 8/1/19	1,000,000	876,370
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,982,040
Series 2008 B, 5.25% 8/15/47	11,600,000	12,558,624
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,481,364
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,673,423
5% 7/1/26	3,000,000	3,392,640
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,703,428
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,573,376
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,312,865
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	673,932
Lewisville Independent School District 0% 8/15/18	1,025,000	929,070
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,104,840
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,633,290
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	608,622
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,025,780
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,610,700
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	$ 1,260,000	$ 1,404,988
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,423,162
Mansfield Independent School District 5.5% 2/15/17	15,000	15,062
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,224,866
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,463,058
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,433,338
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,216,220
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,135,910
5% 6/1/25	2,100,000	2,367,771
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,102,340
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,017,980
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,117,950
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,763,800
Series 2008 A:
6% 1/1/24	1,000,000	1,172,120
6% 1/1/25	6,000,000	6,981,360
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,690,769
Series 2009 A, 6.25% 1/1/39	3,000,000	3,381,750
Series 2011 A, 6% 9/1/41	2,100,000	2,533,188
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,057,918
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	443,560
Series 2007, 5.375% 8/15/33	2,400,000	2,750,928
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	880,440
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	$ 1,000,000	$ 1,143,320
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,294,693
5% 5/15/26	7,000,000	8,420,370
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,756,271
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,676,736
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	668,766
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,136,180
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,113,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,093,610
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,148,540
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,602,336
Series 2006 A, 5% 4/1/29	900,000	1,027,944
Series 2008, 5% 4/1/25	1,500,000	1,757,895
Series B, 0% 10/1/13	1,000,000	981,330
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,236,806
0% 9/1/16 (Escrowed to Maturity)	15,000	14,391
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,743,309
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,447,214
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,644,057
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,880,663
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,528,787
5% 4/1/26	1,500,000	1,722,345
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000,000	$ 1,174,300
Series B, 5.375% 7/15/16	1,000,000	1,003,230
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100)	1,000,000	1,009,380
Waller Independent School District 5.5% 2/15/33	5,100,000	5,757,645
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,095,000	1,112,301
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	55,000	55,869
		205,819,222
Utah - 0.2%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,179,742
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,807,976
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,974,228
		4,961,946
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	250,000	251,038
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,225,845
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,059,320
		5,536,203
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,444,060
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	609,324
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,017,900
Series 2012 A:
5% 7/1/20	5,000,000	6,235,000
5% 7/1/21	1,000,000	1,251,860
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,095,000	$ 1,199,408
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,264,540
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,720
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,446,628
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,658,034
Series 2009, 5.25% 1/1/42	1,000,000	1,108,770
Series 2010, 5% 1/1/50	2,200,000	2,386,868
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	8,775,800
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,780,323
Series B, 5% 7/1/28	1,000,000	1,094,970
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,937,150
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,481,970
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,659,870
Series 2010 A, 5.25% 8/15/20	2,325,000	2,678,005
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,113,538
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	2,000,000	2,212,360
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,470,732
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,210,140
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,029,320
		71,678,230
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,300,000	$ 1,413,243
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,082,360
		2,495,603
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	600,000	602,892
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,143,930
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	1,052,950
5.75% 7/1/30	1,000,000	1,114,140
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,281,680
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,024,810
		7,220,402
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,885,480
TOTAL MUNICIPAL BONDS (Cost $1,937,789,871)		2,107,589,044
Tax-Exempt Central Fund - 3.6%
	Shares
Other - 3.6%
Fidelity Tax-Free Cash Central Fund, 0.25% (d)(e) (Cost $83,379,000)	83,379,000	83,379,000
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $2,021,168,871)	2,190,968,044
NET OTHER ASSETS (LIABILITIES) - 4.1%	92,571,693
NET ASSETS - 100%	$ 2,283,539,737
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,051,136 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 32,918
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,107,589,044	$ -	$ 2,107,589,044	$ -
Money Market Funds	83,379,000	83,379,000	-	-
Total Investments in Securities:	$ 2,190,968,044	$ 83,379,000	$ 2,107,589,044	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,020,961,390. Net unrealized appreciation aggregated $170,006,654, of which $171,137,518 related to appreciated investment securities and $1,130,864 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012